SHARE INCENTIVE PLAN (Summary of Restricted Stock Under the Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of shares
Outstanding at the beginning of the period (in shares)	1,195,400	1,104,400
Outstanding at the end of the period (in shares)	574,567	1,195,400	1,104,400
Restricted Stock [Member]
Number of shares
Outstanding at the beginning of the period (in shares)	1,195,400	1,104,400	443,351
Granted (in shares)		700,000	1,036,500
Forfeited (in shares)		(48,600)	(181,251)
Vested (in shares)	(620,833)	(560,400)	(194,200)
Outstanding at the end of the period (in shares)	574,567	1,195,400	1,104,400
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.75	$ 1.07	$ 2.96
Granted (in dollars per share)		0.53	0.59
Forfeited (in dollars per share)		0.42	0.78
Vested (in dollars per share)	0.53	0.59	0.81
Outstanding at the end of the period (in dollars per share)	$ 0.62	$ 0.75	$ 1.07